SCHEDULE OF A RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - shares	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019	Sep. 30, 2020		Sep. 30, 2019	Dec. 31, 2020
Multiemployer Plan [Line Items]
Weighted average ordinary shares outstanding, beginning balance	87,495,221		86,896,779
Change in shares, Shares to be issued in SAPESCO transaction	2,237,000	[1]		2,237,000	[2]
Weighted average ordinary shares outstanding, shares to be issued in SAPESCO transaction	2,237,000	[1]		996,036	[2]
Change in shares, Restricted stock vesting	282,332		250,310	307,932		250,310
Weighted average ordinary shares outstanding, Restricted stock vesting	144,235		127,876	220,273		250,310
Weighted average ordinary shares outstanding, Ending balance	89,876,456		87,024,655	89,876,456		87,024,655
Weighted average ordinary shares outstanding, beginning balance				87,187,289		85,562,769	87,187,289
Change in shares, Restricted stock vesting				282,332
Weighted average ordinary shares outstanding, Restricted stock vesting				48,429
Weighted average ordinary shares outstanding, Ending balance	88,452,027		86,938,883	88,452,027		86,938,883
Stock Issued During Period, Shares, Other						33,796
Weighted average ordinary shares outstanding, other shares						32,806
Change in shares, predecessors equity stock earn-out						1,300,214
Weighted average ordinary shares outstanding, predecessors equity stock earn-out						1,300,214
Weighted average ordinary shares outstanding	89,876,456		87,024,655	88,452,027		86,938,883
Allocation of Participating Earnings [Member]
Multiemployer Plan [Line Items]
Weighted average ordinary shares outstanding	89,876,456		87,024,655	88,452,027		86,938,883
Non-vested, participating restricted shares	869,424		1,571,126	869,424		1,382,896
Shares for use in allocation of participating earnings	90,745,880		88,595,781	89,321,451		88,321,779
Forecast [Member]
Multiemployer Plan [Line Items]
Change in shares, Shares to be issued in SAPESCO transaction							2,237,000,000
Forecast [Member] | Sale Purchase Agreement [Member]
Multiemployer Plan [Line Items]
Change in shares, Shares to be issued in SAPESCO transaction							2,237,000,000

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such